Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Summary of Stock Option Activity	A summary of the Company’s stock option activity under the Plans is set forth below (in thousands, except exercise price and remaining contractual life data):

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Terms (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	1,935	$15.58
Granted	—	—
Exercised	(72)	$1.17
Forfeited and expired	(478)	$24.42

Outstanding as of December 31, 2024	1,385	$13.26	4.43	$—

Exercisable as of December 31, 2024	1,360	$12.62	4.40	$—

Summary of Restricted Stock Activity
Restricted stock activity was as follows (in thousands, except per share amounts):

	Restricted Stock Units	Performance Stock Units	Weighted-Average Grant Date Fair Value Per Share
	(RSU)	(PSU)	RSU	PSU
Outstanding as of December 31, 2023	2,594	432	$21.54	$22.50
Granted	4,238	4,809	$3.16	$1.09
Released	(1,516)	(56)	$18.91	$25.63
Forfeited	(1,879)	(3,728)	$9.41	$0.80

Outstanding as of December 31, 2024	3,437	1,457	$6.26	$7.58

Summary of Stock-based Compensation Expense
The following table sets forth stock-based compensation expense included in the statements of operations (in thousands):

	Years Ended December 31,
	2024	2023	2022
Cost of revenue	$1,372	$1,805	$701
Research and development	7,291	10,538	6,845
Sales and marketing	6,122	12,419	10,269
General and administrative	14,571	13,872	9,388

Total stock-based compensation expense	$29,356	$38,634	$27,203

Employee Stock Purchase Plan (ESPP)
Subsidiary, Sale of Stock [Line Items]
Summary of Estimated Fair Value Assumptions for ESPP Grants
The grant date fair value and assumptions used in estimating the fair value of the stock purchase rights under the ESPP were as follows:

	Years Ended December 31,
	2024	2023	2022
Expected term (in years)	0.49 – 2.00	0.49 – 2.00	0.49 – 2.00
Expected volatility	81.7% – 215.2%	53.3% – 61.6%	41.1% – 58.0%
Risk-free interest rate	3.84% – 5.2%	4.81% – 5.4%	0.6% – 3.48%
Dividend yield	0%	0%	0%
Grant Date Fair Value	$0.15–$2.11	$3.25 – $8.27	$4.89–$16.23